Commitment to purchase natural gas - Additional information (Detail) - Gas Supply Agreement [member] m³ in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) m³
Disclosure of commitments [Line Items]
Amount Of Natural Gas | m³	22,000,000
Amount Of Natural Gas Equivalent Per Day | m³	30,080
Estimated Value Of Natural Gas | $	$ 3,420
Additional estimated value of natural gas | $	$ 3,400